Investment Strategy - Archer Growth ETF	Dec. 23, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund pursues its investment objective by constructing a portfolio of companies that exhibit solid fundamentals and superior growth potential relative to the overall U.S. equity market.

Normal Circumstances. The Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in equity securities of growth companies. The Fund defines growth companies as companies that exhibit strong earnings growth potential. Earnings growth potential is determined by upward earnings revisions and projected earnings growth rates. Companies with such qualities generally, in the Advisor’s opinion, represent good, long-term investment opportunities.

Special Situations. The Fund may invest in special situations. A special situation arises when the Adviser believes that the securities of an issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Developments creating a special situation might include significant changes in a company’s allocation of its existing capital, a restructuring of assets, a redirection of free cash flows, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event or a difference in market supply and demand for the security. The Fund’s performance could suffer if the anticipated development in a “special situation” investment does not occur or does not attract the expected attention.

Portfolio holdings may be sold when the Advisor believes that such holdings no longer represent relatively attractive investment opportunities. The Fund is actively managed and may invest in companies in any economic sector.

The Advisor starts with a universe of all U.S. exchange-listed companies. Of this universe, the Advisor constructs the Fund’s portfolio to include 20 to 120 positions using both a quantitative analysis, such as, but not limited to, earnings revisions and stock price momentum, and a qualitative analysis, such as the industry which it is in as well as the competitive advantages or patents it may have that drives the company’s means to its earnings. in an effort to outperform the Russell 3000 Growth Index.

The portfolio is generally rebalanced on a monthly basis using the analysis described above. However, the Advisor may rebalance the Fund’s portfolio more or less frequently due to things like corporate actions, such as mergers and acquisitions, and spin-offs.

The Fund is classified as non-diversified, which means a relatively high percentage of the Fund’s assets may be invested in the securities of a limited number of issuers.